As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Jeffery S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006
 (Names and addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
MARCH 28, 2013

Schedule of Investments Balanced Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (60.8%)

Aerospace & Defense (1.7%)
2,000	BE Aerospace, Inc.	120,580	*
1,002	HEICO Corp.	43,497
500	Precision Castparts Corp.	94,810
		258,887

Beverages (0.7%)
1,000	Beam, Inc.	63,540
1,000	Monster Beverage Corp.	47,740	*
		111,280

Biotechnology (2.5%)
1,300	Alexion Pharmaceuticals, Inc.	119,782	*
3,000	ARIAD Pharmaceuticals, Inc.	54,270	*
950	BioMarin Pharmaceutical, Inc.	59,147	*
1,250	Cepheid, Inc.	47,962	*
1,000	Medivation, Inc.	46,770	*
500	Onyx Pharmaceuticals, Inc.	44,430	*
		372,361

Building Products (0.7%)
2,750	Fortune Brands Home & Security, Inc.	102,933	*

Capital Markets (1.6%)
1,000	Affiliated Managers Group, Inc.	153,570	*
2,000	Raymond James Financial, Inc.	92,200
		245,770

Chemicals (1.5%)
1,500	Airgas, Inc.	148,740
1,000	Ashland, Inc.	74,300
		223,040

Commercial Services & Supplies (1.3%)
1,800	Stericycle, Inc.	191,124	*

Communications Equipment (0.5%)
2,750	Aruba Networks, Inc.	68,035	*

Containers & Packaging (0.4%)
1,400	Packaging Corp. of America	62,818

Distributors (0.3%)
2,300	LKQ Corp.	50,048	*

Diversified Financial Services (0.9%)
800	IntercontinentalExchange, Inc.	130,456	*

Electrical Equipment (2.8%)
4,250	AMETEK, Inc.	184,280
1,250	Generac Holdings, Inc.	44,175
1,450	Roper Industries, Inc.	184,599
		413,054

Electronic Equipment, Instruments & Components (1.1%)
5,500	Trimble Navigation Ltd.	164,780	*

Energy Equipment & Services (2.0%)
1,200	Cameron International Corp.	78,240	*
450	Core Laboratories NV	62,064
1,000	Oceaneering International, Inc.	66,410
1,150	Oil States International, Inc.	93,805	*
		300,519

Food & Staples Retailing (1.2%)
1,100	PriceSmart, Inc.	85,613
1,150	Whole Foods Market, Inc.	99,763
		185,376

Health Care Equipment & Supplies (0.9%)
850	Cooper Cos., Inc.	91,698
100	Intuitive Surgical, Inc.	49,119	*
		140,817

Health Care Providers & Services (2.0%)
3,000	Catamaran Corp.	159,090	*
1,100	Community Health Systems, Inc.	52,129
800	DaVita HealthCare Partners, Inc.	94,872	*
		306,091

Health Care Technology (1.5%)
500	athenahealth, Inc.	48,520	*
1,850	Cerner Corp.	175,288	*
		223,808

Hotels, Restaurants & Leisure (1.0%)
750	Buffalo Wild Wings, Inc.	65,648	*
1,250	Starwood Hotels & Resorts Worldwide, Inc.	79,662
		145,310

Household Products (0.9%)
2,100	Church & Dwight Co., Inc.	135,723

Internet & Catalog Retail (0.4%)
950	Expedia, Inc.	57,010

Internet Software & Services (0.5%)
1,350	Rackspace Hosting, Inc.	68,148	*

IT Services (1.6%)
750	Alliance Data Systems Corp.	121,417	*
1,450	Cognizant Technology Solutions Corp. Class A	111,085	*
		232,502

Life Sciences Tools & Services (0.7%)
2,000	Illumina, Inc.	108,000	*

Machinery (1.7%)
400	Cummins, Inc.	46,324
2,750	Donaldson Co., Inc.	99,523
1,550	Pall Corp.	105,973
		251,820

Media (1.5%)
2,000	AMC Networks, Inc. Class A	126,360	*
1,300	Discovery Communications, Inc. Class A	102,362	*
		228,722

Multiline Retail (0.7%)
2,150	Dollar Tree, Inc.	104,125	*

Oil, Gas & Consumable Fuels (2.4%)
2,150	Cabot Oil & Gas Corp.	145,361
800	Concho Resources, Inc.	77,944	*
4,150	Denbury Resources, Inc.	77,397	*
1,750	Oasis Petroleum, Inc.	66,623	*
		367,325

Pharmaceuticals (0.7%)
850	Perrigo Co.	100,921

Professional Services (2.0%)
1,250	Advisory Board Co.	65,650	*
750	Towers Watson & Co. Class A	51,990
3,000	Verisk Analytics, Inc. Class A	184,890	*
		302,530

Real Estate Management & Development (0.9%)
1,300	Jones Lang LaSalle, Inc.	129,233

Road & Rail (2.5%)
650	Canadian Pacific Railway Ltd.	84,805
1,750	Hertz Global Holdings, Inc.	38,955	*
2,000	J.B. Hunt Transport Services, Inc.	148,960
950	Kansas City Southern	105,355
		378,075

Semiconductors & Semiconductor Equipment (2.2%)
1,400	Altera Corp.	49,658
3,500	Avago Technologies Ltd.	125,720
2,700	Cavium, Inc.	104,787	*
1,500	Microchip Technology, Inc.	55,140
		335,305

Software (6.0%)
1,750	ANSYS, Inc.	142,485	*
2,750	Aspen Technology, Inc.	88,797	*
1,500	Citrix Systems, Inc.	108,240	*
900	Concur Technologies, Inc.	61,794	*
1,900	Informatica Corp.	65,493	*
1,850	MICROS Systems, Inc.	84,193	*
1,300	Red Hat, Inc.	65,728	*
700	Salesforce.com, Inc.	125,181	*
1,250	Splunk, Inc.	50,038	*
2,250	TIBCO Software, Inc.	45,495	*
600	Ultimate Software Group, Inc.	62,496	*
		899,940

Specialty Retail (5.7%)
1,400	Cabela's, Inc.	85,092	*
2,400	Dick's Sporting Goods, Inc.	113,520
1,300	DSW, Inc. Class A	82,940
1,050	O'Reilly Automotive, Inc.	107,678	*
950	PetSmart, Inc.	58,995
1,500	Ross Stores, Inc.	90,930
1,150	Tractor Supply Co.	119,749
2,650	Urban Outfitters, Inc.	102,661	*
1,750	Williams-Sonoma, Inc.	90,160
		851,725

Textiles, Apparel & Luxury Goods (1.8%)
3,000	Fifth & Pacific Cos., Inc.	56,640	*
1,000	Lululemon Athletica, Inc.	62,350	*
850	PVH Corp.	90,788
1,250	Under Armour, Inc. Class A	64,000	*
		273,778

Thrifts & Mortgage Finance (0.6%)
2,350	Ocwen Financial Corp.	89,112	*

Trading Companies & Distributors (1.3%)
2,500	Fastenal Co.	128,375
1,100	United Rentals, Inc.	60,467	*
		188,842

Wireless Telecommunication Services (2.1%)
1,850	Crown Castle International Corp.	128,834	*
2,500	SBA Communications Corp. Class A	180,050	*
		308,884

Total Common Stocks (Cost $5,865,808)		9,108,227

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments Balanced Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (10.0%)
525,000	U.S. Treasury Notes, 2.13%, due 11/30/14	541,447
615,000	U.S. Treasury Notes, 0.25%, due 2/28/14 & 9/15/15	615,416
10,000	U.S. Treasury Notes, 1.25%, due 8/31/15	10,230
325,000	U.S. Treasury Notes, 0.38%, due 3/15/15 – 3/15/16	325,472
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,501,563)	1,492,565

Mortgage-Backed Securities (8.3%)

Adjustable Mixed Balance (2.1%)
156,690	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.86%, due 5/25/34	152,591	µ
170,793	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	155,954	µ
8,645	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.33%, due 6/19/34	8,535	µ
		317,080

Commercial Mortgage-Backed (2.5%)
36,406	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	36,404
11,280	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.74%, due 3/15/49	11,828	µ
11,468	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	11,730	µ
55,000	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.80%, due 6/15/38	61,554	µ
76,940	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	78,055	ñ
46,831	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	47,969	ñ
81,363	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	83,232
5,682	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.30%, due 12/15/44	5,682	µ
45,636	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	46,629	ñ
		383,083

Mortgage-Backed Non-Agency (0.8%)
68,315	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	73,300	ñ
38,467	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	41,063	ñ
		114,363

Fannie Mae (1.5%)
142,757	Pass-Through Certificates, 3.00%, due 9/1/27	150,332
68,644	Pass-Through Certificates, 4.50%, due 4/1/39	73,969
		224,301

Freddie Mac (1.4%)
117,873	Pass-Through Certificates, 3.00%, due 1/1/27	123,727
75,236	Pass-Through Certificates, 4.50%, due 11/1/39	80,488
		204,215

	Total Mortgage-Backed Securities (Cost $1,258,742)	1,243,042

Corporate Debt Securities (14.7%)

Aerospace & Defense (0.1%)
10,000	United Technologies Corp., Senior Unsecured Notes, 1.20%, due 6/1/15	10,140

Banks (3.9%)
30,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	31,824
90,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	92,486
35,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	35,321
155,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.88%, due 3/20/15	157,947
15,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	15,117
125,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	127,065
45,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	45,462
75,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	75,567
		580,789

Beverages (0.8%)
115,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	115,082
5,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	5,001	ñ
		120,083

Commercial Services (0.3%)
35,000	ERAC USA Finance LLC, Guaranteed Notes, 2.25%, due 1/10/14	35,411	ñ
10,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	10,058	ñ
		45,469

Computers (0.3%)
35,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	35,686

Diversified Financial Services (3.3%)
85,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	85,370
45,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.65%, due 4/1/14	45,550
45,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	45,525
150,000	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	153,822
35,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	35,122	ñ
50,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	50,292
80,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	80,676
		496,357

Food (0.1%)
15,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	15,231

Insurance (0.3%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	50,453

Internet (0.2%)
35,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	34,958

Media (1.8%)
95,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	100,496
90,000	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	91,247
75,000	Time Warner Cable, Inc., Guaranteed Notes, 3.50%, due 2/1/15	78,423
		270,166

Mining (0.2%)
25,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	25,276

Oil & Gas (0.5%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	50,968
15,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	14,963
		65,931

Pharmaceuticals (1.3%)
90,000	AbbVie, Inc., Guaranteed Notes, 1.20%, due 11/6/15	90,699	ñ
30,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	30,647
15,000	McKesson Corp., Senior Unsecured Notes, 0.95%, due 12/4/15	15,041
55,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	57,681
5,000	Zoetis, Inc., Senior Unsecured Notes, 1.15%, due 2/1/16	5,014	ñ
		199,082

Pipelines (0.3%)
20,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	20,146
30,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	30,131
		50,277
Retail (0.4%)
55,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	56,899

Telecommunications (0.9%)
80,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	80,161
60,000	Verizon Communications, Inc., Senior Unsecured Notes, 0.70%, due 11/2/15	59,700
		139,861
	Total Corporate Debt Securities (Cost $2,164,270)	2,196,658

Asset-Backed Securities (5.1%)
17,024	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	17,043
29,249	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	29,323
175,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.44%, due 5/15/20	174,680	µ
59,615	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	59,713
70,548	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	70,745
100,000	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	100,026
29,378	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	29,437
150,000	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	150,038
138,195	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.38%, due 4/25/23	138,052	µ
	Total Asset-Backed Securities (Cost $768,826)	769,057

NUMBER OF SHARES

Short-Term Investments (0.9%)
142,736	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $142,736)	142,736

	Total Investments (99.8%) (Cost $11,701,945)	14,952,285	##

	Cash, receivables and other assets, less liabilities (0.2%)	30,165

	Total Net Assets (100.0%)	$14,982,450

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments Growth Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†

Common Stocks (98.8%)

Aerospace & Defense (2.0%)
1,800	BE Aerospace, Inc.	108,522	*
875	HEICO Corp.	37,984
		146,506

Beverages (1.3%)
900	Beam, Inc.	57,186
850	Monster Beverage Corp.	40,579	*
		97,765

Biotechnology (4.0%)
950	Alexion Pharmaceuticals, Inc.	87,533	*
2,500	ARIAD Pharmaceuticals, Inc.	45,225	*
800	BioMarin Pharmaceutical, Inc.	49,808	*
900	Cepheid, Inc.	34,533	*
1,000	Medivation, Inc.	46,770	*
400	Onyx Pharmaceuticals, Inc.	35,544	*
		299,413

Building Products (1.1%)
2,150	Fortune Brands Home & Security, Inc.	80,475	*

Capital Markets (3.0%)
900	Affiliated Managers Group, Inc.	138,213	*
1,800	Raymond James Financial, Inc.	82,980
		221,193

Chemicals (2.5%)
1,400	Airgas, Inc.	138,824
700	Ashland, Inc.	52,010
		190,834

Commercial Services & Supplies (2.6%)
850	Clean Harbors, Inc.	49,376	*
1,400	Stericycle, Inc.	148,652	*
		198,028

Communications Equipment (0.6%)
1,900	Aruba Networks, Inc.	47,006	*

Containers & Packaging (0.8%)
1,400	Packaging Corp. of America	62,818

Distributors (0.6%)
2,000	LKQ Corp.	43,520	*

Diversified Financial Services (1.6%)
750	IntercontinentalExchange, Inc.	122,303	*

Electrical Equipment (4.4%)
3,300	AMETEK, Inc.	143,088
1,150	Generac Holdings, Inc.	40,641
1,150	Roper Industries, Inc.	146,406
		330,135

Electronic Equipment, Instruments & Components (1.7%)
4,300	Trimble Navigation Ltd.	128,828	*

Energy Equipment & Services (3.2%)
950	Cameron International Corp.	61,940	*
350	Core Laboratories NV	48,272
750	Oceaneering International, Inc.	49,808
950	Oil States International, Inc.	77,491	*
		237,511

Food & Staples Retailing (1.9%)
800	PriceSmart, Inc.	62,264
900	Whole Foods Market, Inc.	78,075
		140,339

Health Care Equipment & Supplies (1.7%)
750	Cooper Cos., Inc.	80,910
100	Intuitive Surgical, Inc.	49,119	*
		130,029

Health Care Providers & Services (3.4%)
2,400	Catamaran Corp.	127,272	*
900	Community Health Systems, Inc.	42,651
700	DaVita HealthCare Partners, Inc.	83,013	*
		252,936

Health Care Technology (2.3%)
350	athenahealth, Inc.	33,964	*
1,450	Cerner Corp.	137,388	*
		171,352

Hotels, Restaurants & Leisure (1.6%)
750	Buffalo Wild Wings, Inc.	65,648	*
900	Starwood Hotels & Resorts Worldwide, Inc.	57,357
		123,005

Household Products (1.2%)
1,400	Church & Dwight Co., Inc.	90,482

Internet & Catalog Retail (0.6%)
700	Expedia, Inc.	42,007

Internet Software & Services (0.7%)
1,100	Rackspace Hosting, Inc.	55,528	*

IT Services (2.5%)
600	Alliance Data Systems Corp.	97,134	*
1,150	Cognizant Technology Solutions Corp. Class A	88,101	*
		185,235

Life Sciences Tools & Services (1.0%)
1,450	Illumina, Inc.	78,300	*

Machinery (2.7%)
350	Cummins, Inc.	40,534
2,200	Donaldson Co., Inc.	79,618
1,150	Pall Corp.	78,625
		198,777

Media (2.3%)
1,650	AMC Networks, Inc. Class A	104,247	*
900	Discovery Communications, Inc. Class A	70,866	*
		175,113

Multiline Retail (1.1%)
1,750	Dollar Tree, Inc.	84,753	*

Oil, Gas & Consumable Fuels (3.9%)
1,650	Cabot Oil & Gas Corp.	111,556
650	Concho Resources, Inc.	63,330	*
3,400	Denbury Resources, Inc.	63,410	*
1,400	Oasis Petroleum, Inc.	53,298	*
		291,594

Pharmaceuticals (1.1%)
700	Perrigo Co.	83,111

Professional Services (3.2%)
900	Advisory Board Co.	47,268	*
700	Towers Watson & Co. Class A	48,524
2,300	Verisk Analytics, Inc. Class A	141,749	*
		237,541

Real Estate Management & Development (1.2%)
900	Jones Lang LaSalle, Inc.	89,469

Road & Rail (4.5%)
500	Canadian Pacific Railway Ltd.	65,235
2,000	Hertz Global Holdings, Inc.	44,520	*
1,900	J.B. Hunt Transport Services, Inc.	141,512
750	Kansas City Southern	83,175
		334,442

Semiconductors & Semiconductor Equipment (3.7%)
1,200	Altera Corp.	42,564
2,900	Avago Technologies Ltd.	104,168
2,200	Cavium, Inc.	85,382	*
1,300	Microchip Technology, Inc.	47,788
		279,902
Software (9.9%)
1,400	ANSYS, Inc.	113,988	*
2,150	Aspen Technology, Inc.	69,423	*
1,400	Citrix Systems, Inc.	101,024	*
700	Concur Technologies, Inc.	48,062	*
1,450	Informatica Corp.	49,982	*
1,550	MICROS Systems, Inc.	70,540	*
1,100	Red Hat, Inc.	55,616	*
500	Salesforce.com, Inc.	89,415	*
1,200	Splunk, Inc.	48,036	*
2,000	TIBCO Software, Inc.	40,440	*
500	Ultimate Software Group, Inc.	52,080	*
		738,606

Specialty Retail (9.1%)
1,100	Cabela's, Inc.	66,858	*
2,000	Dick's Sporting Goods, Inc.	94,600
1,150	DSW, Inc. Class A	73,370
800	O'Reilly Automotive, Inc.	82,040	*
700	PetSmart, Inc.	43,470
1,200	Ross Stores, Inc.	72,744
900	Tractor Supply Co.	93,717
2,250	Urban Outfitters, Inc.	87,165	*
1,350	Williams-Sonoma, Inc.	69,552
		683,516

Textiles, Apparel & Luxury Goods (3.1%)
3,000	Fifth & Pacific Cos., Inc.	56,640	*
850	Lululemon Athletica, Inc.	52,997	*
700	PVH Corp.	74,767
900	Under Armour, Inc. Class A	46,080	*
		230,484

Thrifts & Mortgage Finance (1.0%)
2,000	Ocwen Financial Corp.	75,840	*

Trading Companies & Distributors (2.2%)
2,150	Fastenal Co.	110,402
1,050	United Rentals, Inc.	57,719	*
		168,121

Wireless Telecommunication Services (3.5%)
1,400	Crown Castle International Corp.	97,496	*
2,250	SBA Communications Corp. Class A	162,045	*
		259,541
Total Common Stocks (Cost $4,577,632)		7,406,358

Short-Term Investments (1.2%)
91,725	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $91,725)	91,725

Total Investments (100.0%) (Cost $4,669,357)		7,498,083	##

Cash, receivables and other assets, less liabilities (0.0%)		831

Total Net Assets (100.0%)		$7,498,914

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments Guardian Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†

Common Stocks (98.3%)

Auto Components (2.1%)
24,595	BorgWarner, Inc.	1,902,177	*

Beverages (6.9%)
39,293	Anheuser-Busch InBev NV ADR	3,911,618
55,994	Coca-Cola Co.	2,264,397
		6,176,015
Biotechnology (1.2%)
5,690	Biogen Idec, Inc.	1,097,658	*

Capital Markets (4.3%)
7,481	BlackRock, Inc.	1,921,719
56,733	Lazard Ltd. Class A	1,936,298
		3,858,017
Chemicals (2.0%)
22,073	Ecolab, Inc.	1,769,813

Consumer Finance (4.2%)
55,685	American Express Co.	3,756,510

Diversified Financial Services (5.5%)
28,796	CME Group, Inc.	1,767,786
19,312	IntercontinentalExchange, Inc.	3,149,208	*
		4,916,994
Electronic Equipment, Instruments & Components (2.8%)
75,687	National Instruments Corp.	2,478,749

Energy Equipment & Services (6.0%)
37,905	Cameron International Corp.	2,471,406	*
38,282	Schlumberger Ltd.	2,866,939
		5,338,345
Food Products (1.9%)
22,440	McCormick & Co., Inc.	1,650,462

Health Care Equipment & Supplies (4.4%)
11,545	C.R. Bard, Inc.	1,163,505
40,195	Covidien PLC	2,726,829
		3,890,334
Household Durables (3.8%)
130,936	Newell Rubbermaid, Inc.	3,417,430

Household Products (3.3%)
38,270	Procter & Gamble Co.	2,949,086

Industrial Conglomerates (8.0%)
25,963	3M Co.	2,760,127
71,194	Danaher Corp.	4,424,707
		7,184,834
Industrial Gases (1.9%)
15,268	Praxair, Inc.	1,702,993

Insurance (8.1%)
35,535	Berkshire Hathaway, Inc. Class B	3,702,747	*
140,808	Progressive Corp.	3,558,218
		7,260,965
Internet Software & Services (3.0%)
3,366	Google, Inc. Class A	2,672,705	*

IT Services (1.4%)
2,372	MasterCard, Inc. Class A	1,283,560

Machinery (1.9%)
24,434	Pall Corp.	1,670,553

Media (2.7%)
37,275	Scripps Networks Interactive, Inc. Class A	2,398,273

Multiline Retail (1.9%)
25,184	Target Corp.	1,723,845

Oil, Gas & Consumable Fuels (3.3%)
169,774	BG Group PLC	2,912,403

Pharmaceuticals (3.0%)
11,480	Roche Holding AG	2,672,580

Road & Rail (2.0%)
23,365	J.B. Hunt Transport Services, Inc.	1,740,225

Semiconductors & Semiconductor Equipment (9.8%)
118,814	Altera Corp.	4,214,332
129,268	Texas Instruments, Inc.	4,586,429
		8,800,761
Specialty Retail (1.0%)
2,256	Autozone, Inc.	895,113	*

Trading Companies & Distributors (1.9%)
7,658	W.W. Grainger, Inc.	1,722,897

Total Common Stocks (Cost $59,236,837)		87,843,297

Short-Term Investments (1.8%)
1,615,675	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $1,615,675)	1,615,675

Total Investments (100.1%) (Cost $60,852,512)		89,458,972	##

Liabilities, less cash, receivables and other assets [(0.1%)]		(53,942)

Total Net Assets (100.0%)		$89,405,030

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments International Equity Portfoliob
(Unaudited)

NUMBER OF SHARES	VALUE($)†

Common Stocks (97.8%)

Australia (1.9%)
11,600	Brambles Ltd.	102,295
1,670	CSL Ltd.	102,984
13,205	Iluka Resources Ltd.	128,548
41,265	Imdex Ltd.	52,630
		386,457

Belgium (1.0%)
4,015	Colruyt SA	194,157

Canada (7.0%)
3,942	Cenovus Energy, Inc.	122,080
9,482	Corus Entertainment, Inc., B Shares	244,179
3,400	Dollarama, Inc.	218,322
2,730	Home Capital Group, Inc.	157,858
3,388	MacDonald, Dettwiler & Associates Ltd.	231,792
22,150	New Gold, Inc.	201,473	*
7,225	Silver Wheaton Corp.	226,170
		1,401,874

Chile (0.9%)
3,330	Sociedad Quimica y Minera de Chile SA ADR	184,648

China (3.0%)
294,400	China Liansu Group Holdings Ltd.	166,873
5,550	China Mobile Ltd. ADR	294,871
203,000	Industrial & Commercial Bank of China Ltd., H Shares	142,263
		604,007

Denmark (1.8%)
7,615	Sydbank A/S	156,213	*
2,522	Tryg A/S	203,996
		360,209

France (7.0%)
2,485	Arkema SA	226,068
4,223	Eutelsat Communications SA	148,892
1,275	Pernod-Ricard SA	158,876
13,700	Rexel SA	298,982
2,040	Sanofi	207,289
4,021	Sodexo	374,719
		1,414,826

Germany (7.1%)
1,920	Brenntag AG	299,768
1,710	Continental AG	204,445
3,731	Deutsche Boerse AG	225,953
1,068	Fresenius Medical Care AG & Co.	72,079
3,768	Gerresheimer AG	216,505	*
1,541	Linde AG	286,522
630	Volkswagen AG, Preference Shares	125,173
		1,430,445

Indonesia (0.9%)
171,900	PT Bank Mandiri (Persero)Tbk	176,897

Ireland (0.8%)
4,370	DCC PLC	153,766

Israel (1.9%)
125,535	Bezeq Israeli Telecommunication Corp. Ltd.	173,939
4,520	Check Point Software Technologies Ltd.	212,395	*
		386,334

Japan (15.5%)
1,600	FANUC Corp.	244,585
386	Jupiter Telecommunications Co. Ltd.	505,591
18,600	KANSAI PAINT Co. Ltd.	205,887
49	Kenedix Realty Investment Corp.	237,622
900	KEYENCE Corp.	275,349
7,400	Nihon Kohden Corp.	260,594
3,000	PIGEON Corp.	210,018
3,300	Pola Orbis Holdings, Inc.	105,168
1,200	SMC Corp.	231,752
2,300	SOFTBANK Corp.	105,551
4,700	SUGI HOLDINGS Co. Ltd.	167,509
7,700	Sundrug Co. Ltd.	341,913
4,500	TOYOTA MOTOR Corp.	230,653
		3,122,192

Korea (1.8%)
540	Samsung Electronics Co. Ltd. GDR	362,880

Netherlands (6.1%)
3,551	Akzo Nobel NV	225,408
2,300	ASML Holding NV	154,695
15,505	Koninklijke Ahold NV	237,607
3,005	Nutreco NV	275,762
8,135	Unilever NV	333,222
		1,226,694

Nigeria (0.7%)
64,625	Afren PLC	139,240	*

Norway (2.8%)
18,181	DnB ASA	267,573
59,800	Norwegian Property ASA	93,886
21,789	ProSafe SE	212,693
		574,152

Russia (1.5%)
995	NovaTek OAO GDR	107,261
14,720	Sberbank of Russia ADR	188,710
		295,971

Singapore (2.0%)
3,200	Jardine Matheson Holdings Ltd.	208,320
12,000	United Overseas Bank Ltd.	197,170
		405,490

Sweden (3.4%)
2,095	Autoliv, Inc.	144,848
14,292	Elekta AB, B Shares	217,016
9,160	Nordea Bank AB	103,737
18,265	Telefonaktiebolaget LM Ericsson, B Shares	227,593
		693,194

Switzerland (13.6%)
1,021	Bucher Industries AG	236,294
239	Givaudan SA	293,557	*
380	Kaba Holding AG	147,909	*
3,419	Nestle SA	247,250
3,002	Novartis AG	213,299
850	Partners Group Holding AG	209,792
1,631	Roche Holding AG	379,702
142	SGS SA	348,231
103	Sika AG	250,203
2,420	Sulzer AG	413,488
		2,739,725

Turkey (0.5%)
121,833	Sinpas Gayrimenkul Yatirim Ortakligi A/S	96,292

United Kingdom (16.6%)
39,432	Amlin PLC	253,740
7,800	BG Group PLC	133,806
6,120	BHP Billiton PLC	178,076
13,401	Bunzl PLC	263,690
16,515	Diploma PLC	140,650
5,662	Experian PLC	98,075
26,120	ICAP PLC	115,254
13,008	Informa PLC	104,063
48,455	Mitie Group PLC	206,739
11,370	Petrofac Ltd.	247,567
18,204	Reed Elsevier PLC	216,025
3,500	Rio Tinto PLC	164,062
49,255	RPS Group PLC	200,049
2,990	SABMiller PLC	157,375
9,199	Subsea 7 SA	216,192
13,735	Synergy Health PLC	212,453
8,293	Tullow Oil PLC	155,116
7,030	Willis Group Holdings PLC	277,615
		3,340,547
Total Common Stocks (Cost $16,545,222)		19,689,997

Exchange Traded Funds (1.2%)
4,200	ProShares UltraShort Yen (Cost $202,223)	247,800	*

Short-Term Investments (1.5%)
295,076	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $295,076)	295,076

Total Investments (100.5%) (Cost $17,042,521)		20,232,873	##

Liabilities, less cash, receivables and other assets [(0.5%)]		(97,832)

Total Net Assets (100.0%)		$20,135,041

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Equity Portfolio (Unaudited)b

Industry	Value†	Percentage of Net Assets
Chemicals	$1,672,293	8.2%
Commercial Banks	1,232,563	6.0%
Media	1,218,750	6.0%
Machinery	1,126,119	5.5%
Metals & Mining	950,959	4.7%
Food & Staples Retailing	941,186	4.7%
Trading Companies & Distributors	862,440	4.3%
Food Products	856,234	4.3%
Pharmaceuticals	800,290	4.0%
Insurance	735,351	3.7%
Energy Equipment & Services	676,452	3.4%
Oil, Gas & Consumable Fuels	657,503	3.3%
Commercial Services & Supplies	656,992	3.3%
Semiconductors & Semiconductor Equipment	517,575	2.6%
Health Care Equipment & Supplies	477,610	2.4%
Professional Services	446,306	2.2%
Software	444,187	2.2%
Electronic Equipment, Instruments & Components	415,999	2.1%
Wireless Telecommunication Services	400,422	2.0%
Hotels, Restaurants & Leisure	374,719	1.9%
Industrial Conglomerates	362,086	1.8%
Automobiles	355,826	1.8%
Auto Components	349,293	1.7%
Real Estate Investment Trusts	333,914	1.7%
Capital Markets	325,046	1.6%
Beverages	316,251	1.6%
Health Care Providers & Services	284,532	1.4%
Exchange Traded Funds	247,800	1.2%
Communications Equipment	227,593	1.1%
Diversified Financial Services	225,953	1.1%
Multiline Retail	218,322	1.1%
Life Sciences Tools & Services	216,505	1.1%
Household Products	210,018	1.0%
Diversified Telecommunication Services	173,939	0.9%
Building Products	166,873	0.8%
Thrifts & Mortgage Finance	157,858	0.8%
Personal Products	105,168	0.5%
Biotechnology	102,984	0.5%
Real Estate Management & Development	93,886	0.5%
Short-Term Investments and Other Assets-Net	197,244	1.0%
	$20,135,041	100.0%

MARCH 28, 2013

Schedule of Investments Large Cap Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (93.5%)

Airlines (0.9%)
17,366	United Continental Holdings, Inc.	555,886	*

Automobiles (1.0%)
49,255	Ford Motor Co.	647,703

Beverages (1.6%)
25,372	Coca-Cola Co.	1,026,044

Capital Markets (5.9%)
20,170	Bank of New York Mellon Corp.	564,558
26,674	Charles Schwab Corp.	471,863
11,929	Goldman Sachs Group, Inc.	1,755,352
34,208	Invesco Ltd.	990,664
		3,782,437

Chemicals (4.7%)
16,148	LyondellBasell Industries NV Class A	1,022,007
12,847	Monsanto Co.	1,357,029
10,509	Mosaic Co.	626,441
		3,005,477

Commercial Banks (4.4%)
57,210	Regions Financial Corp.	468,550
52,238	Wells Fargo & Co.	1,932,284
14,961	Zions Bancorporation	373,875
		2,774,709

Communications Equipment (1.3%)
41,159	Cisco Systems, Inc.	860,635

Computers & Peripherals (0.7%)
8,032	SanDisk Corp.	441,760	*

Containers & Packaging (0.7%)
18,098	Sealed Air Corp.	436,343

Diversified Financial Services (7.4%)
48,770	Citigroup, Inc.	2,157,585
6,202	CME Group, Inc.	380,741
45,524	J.P. Morgan Chase & Co.	2,160,569
		4,698,895

Diversified Telecommunication Services (2.2%)
8,737	AT&T, Inc.	320,560
21,399	Verizon Communications, Inc.	1,051,761
		1,372,321

Electric Utilities (3.5%)
10,432	Duke Energy Corp.	757,259
23,781	Exelon Corp.	819,969
21,447	PPL Corp.	671,505
		2,248,733

Electrical Equipment (0.9%)
10,036	Emerson Electric Co.	560,711

Energy Equipment & Services (5.3%)
9,437	Diamond Offshore Drilling, Inc.	656,438
28,234	Halliburton Co.	1,140,936
20,890	Schlumberger Ltd.	1,564,452
		3,361,826

Food Products (1.1%)
19,981	Archer-Daniels-Midland Co.	673,959

Health Care Equipment & Supplies (2.1%)
118,589	Boston Scientific Corp.	926,180	*
5,224	Zimmer Holdings, Inc.	392,949
		1,319,129

Health Care Providers & Services (2.9%)
10,124	Aetna, Inc.	517,539
8,170	Cigna Corp.	509,563
14,027	UnitedHealth Group, Inc.	802,484
		1,829,586

Household Products (2.0%)
16,700	Procter & Gamble Co.	1,286,902

Industrial Conglomerates (2.0%)
53,999	General Electric Co.	1,248,457

Insurance (4.8%)
27,518	American International Group, Inc.	1,068,249	*
32,636	Lincoln National Corp.	1,064,260
15,720	Reinsurance Group of America, Inc.	938,012
		3,070,521

Internet Software & Services (1.2%)
32,269	Yahoo! Inc.	759,290	*

IT Services (2.2%)
7,189	Global Payments, Inc.	357,006
4,860	IBM Corp.	1,036,638
		1,393,644

Machinery (4.1%)
3,854	Cummins, Inc.	446,332
10,506	Dover Corp.	765,677
10,511	Joy Global, Inc.	625,615
14,676	PACCAR, Inc.	742,018
		2,579,642

Media (1.0%)
15,791	Comcast Corp. Class A	663,380

Metals & Mining (4.5%)
7,296	BHP Billiton Ltd. ADR	499,265
33,616	Newmont Mining Corp.	1,408,174
20,879	Nucor Corp.	963,566
		2,871,005

Multi-Utilities (0.8%)
8,851	Dominion Resources, Inc.	514,951

Multiline Retail (0.7%)
6,931	Target Corp.	474,427

Oil, Gas & Consumable Fuels (12.8%)
7,042	Cabot Oil & Gas Corp.	476,110
13,869	Chevron Corp.	1,647,915
42,710	Exxon Mobil Corp.	3,848,598
7,537	Pioneer Natural Resources Co.	936,472
15,004	Range Resources Corp.	1,215,924
		8,125,019

Pharmaceuticals (5.2%)
24,508	Johnson & Johnson	1,998,137
28,924	Merck & Co., Inc.	1,279,309
		3,277,446
Road & Rail (1.1%)
27,532	CSX Corp.	678,113

Semiconductors & Semiconductor Equipment (1.4%)
15,415	Altera Corp.	546,770
9,166	Texas Instruments, Inc.	325,210
		871,980

Software (1.2%)
15,938	Microsoft Corp.	455,986
10,018	Oracle Corp.	323,982
		779,968

Specialty Retail (1.9%)
29,745	Best Buy Co., Inc.	658,852
42,964	Staples, Inc.	577,006
		1,235,858
Total Common Stocks (Cost $50,504,874)		59,426,757

Short-Term Investments (9.7%)
6,160,273	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,160,273)	6,160,273

Total Investments (103.2%) (Cost $56,665,147)		65,587,030	##

Liabilities, less cash, receivables and other assets [(3.2%)]		(2,004,067)

Total Net Assets (100.0%)		$63,582,963

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (99.2%)

Aerospace & Defense (2.8%)
75,000	BE Aerospace, Inc.	4,521,750	*
38,600	HEICO Corp.	1,675,626
17,500	Precision Castparts Corp.	3,318,350
		9,515,726
Beverages (1.3%)
40,000	Beam, Inc.	2,541,600
37,500	Monster Beverage Corp.	1,790,250	*
		4,331,850
Biotechnology (4.2%)
47,000	Alexion Pharmaceuticals, Inc.	4,330,580	*
105,000	ARIAD Pharmaceuticals, Inc.	1,899,450	*
36,000	BioMarin Pharmaceutical, Inc.	2,241,360	*
60,000	Cepheid, Inc.	2,302,200	*
40,000	Medivation, Inc.	1,870,800	*
17,500	Onyx Pharmaceuticals, Inc.	1,555,050	*
		14,199,440
Building Products (1.1%)
100,000	Fortune Brands Home & Security, Inc.	3,743,000	*

Capital Markets (2.7%)
37,900	Affiliated Managers Group, Inc.	5,820,303	*
75,000	Raymond James Financial, Inc.	3,457,500
		9,277,803
Chemicals (2.5%)
60,000	Airgas, Inc.	5,949,600
35,000	Ashland, Inc.	2,600,500
		8,550,100
Commercial Services & Supplies (2.6%)
32,500	Clean Harbors, Inc.	1,887,925	*
65,000	Stericycle, Inc.	6,901,700	*
		8,789,625
Communications Equipment (0.7%)
97,500	Aruba Networks, Inc.	2,412,150	*

Containers & Packaging (0.8%)
60,000	Packaging Corp. of America	2,692,200

Distributors (0.6%)
87,500	LKQ Corp.	1,904,000	*

Diversified Financial Services (1.4%)
29,400	IntercontinentalExchange, Inc.	4,794,258	*

Electrical Equipment (4.4%)
151,350	AMETEK, Inc.	6,562,536
50,000	Generac Holdings, Inc.	1,767,000
51,500	Roper Industries, Inc.	6,556,465
		14,886,001
Electronic Equipment, Instruments & Components (1.8%)
210,000	Trimble Navigation Ltd.	6,291,600	*

Energy Equipment & Services (3.2%)
45,000	Cameron International Corp.	2,934,000	*
15,000	Core Laboratories NV	2,068,800
37,500	Oceaneering International, Inc.	2,490,375
42,500	Oil States International, Inc.	3,466,725	*
		10,959,900
Food & Staples Retailing (1.9%)
40,000	PriceSmart, Inc.	3,113,200
36,800	Whole Foods Market, Inc.	3,192,400
		6,305,600
Health Care Equipment & Supplies (1.6%)
31,000	Cooper Cos., Inc.	3,344,280
4,000	Intuitive Surgical, Inc.	1,964,760	*
		5,309,040
Health Care Providers & Services (3.4%)
116,000	Catamaran Corp.	6,151,480	*
40,500	Community Health Systems, Inc.	1,919,295
30,000	DaVita HealthCare Partners, Inc.	3,557,700	*
		11,628,475
Health Care Technology (2.3%)
15,000	athenahealth, Inc.	1,455,600	*
67,500	Cerner Corp.	6,395,625	*
		7,851,225
Hotels, Restaurants & Leisure (1.6%)
31,500	Buffalo Wild Wings, Inc.	2,757,195	*
40,000	Starwood Hotels & Resorts Worldwide, Inc.	2,549,200
		5,306,395
Household Products (1.3%)
70,000	Church & Dwight Co., Inc.	4,524,100

Internet & Catalog Retail (0.6%)
35,000	Expedia, Inc.	2,100,350

Internet Software & Services (0.7%)
50,000	Rackspace Hosting, Inc.	2,524,000	*

IT Services (2.5%)
27,500	Alliance Data Systems Corp.	4,451,975	*
52,500	Cognizant Technology Solutions Corp. Class A	4,022,025	*
		8,474,000
Life Sciences Tools & Services (1.2%)
72,500	Illumina, Inc.	3,915,000	*

Machinery (2.9%)
16,000	Cummins, Inc.	1,852,960
105,000	Donaldson Co., Inc.	3,799,950
60,000	Pall Corp.	4,102,200
		9,755,110
Media (2.4%)
77,500	AMC Networks, Inc. Class A	4,896,450	*
40,000	Discovery Communications, Inc. Class A	3,149,600	*
		8,046,050
Multiline Retail (1.1%)
80,000	Dollar Tree, Inc.	3,874,400	*

Oil, Gas & Consumable Fuels (4.0%)
80,000	Cabot Oil & Gas Corp.	5,408,800
30,000	Concho Resources, Inc.	2,922,900	*
150,000	Denbury Resources, Inc.	2,797,500	*
65,500	Oasis Petroleum, Inc.	2,493,585	*
		13,622,785
Pharmaceuticals (1.1%)
31,500	Perrigo Co.	3,739,995

Professional Services (3.1%)
50,000	Advisory Board Co.	2,626,000	*
28,500	Towers Watson & Co. Class A	1,975,620
96,100	Verisk Analytics, Inc. Class A	5,922,643	*
		10,524,263
Real Estate Management & Development (1.4%)
47,500	Jones Lang LaSalle, Inc.	4,721,975

Road & Rail (4.3%)
26,500	Canadian Pacific Railway Ltd.	3,457,455
85,000	Hertz Global Holdings, Inc.	1,892,100	*
75,000	J.B. Hunt Transport Services, Inc.	5,586,000
34,500	Kansas City Southern	3,826,050
		14,761,605
Semiconductors & Semiconductor Equipment (3.7%)
50,000	Altera Corp.	1,773,500
130,000	Avago Technologies Ltd.	4,669,600
100,000	Cavium, Inc.	3,881,000	*
60,000	Microchip Technology, Inc.	2,205,600
		12,529,700
Software (9.4%)
65,000	ANSYS, Inc.	5,292,300	*
102,500	Aspen Technology, Inc.	3,309,725	*
52,800	Citrix Systems, Inc.	3,810,048	*
34,500	Concur Technologies, Inc.	2,368,770	*
65,000	Informatica Corp.	2,240,550	*
65,000	MICROS Systems, Inc.	2,958,150	*
50,000	Red Hat, Inc.	2,528,000	*
20,000	Salesforce.com, Inc.	3,576,600	*
50,000	Splunk, Inc.	2,001,500	*
85,000	TIBCO Software, Inc.	1,718,700	*
21,500	Ultimate Software Group, Inc.	2,239,440	*
		32,043,783
Specialty Retail (9.0%)
50,000	Cabela's, Inc.	3,039,000	*
86,700	Dick's Sporting Goods, Inc.	4,100,910
42,500	DSW, Inc. Class A	2,711,500
39,000	O'Reilly Automotive, Inc.	3,999,450	*
32,500	PetSmart, Inc.	2,018,250
55,000	Ross Stores, Inc.	3,334,100
40,000	Tractor Supply Co.	4,165,200
100,000	Urban Outfitters, Inc.	3,874,000	*
65,000	Williams-Sonoma, Inc.	3,348,800
		30,591,210
Textiles, Apparel & Luxury Goods (3.0%)
130,000	Fifth & Pacific Cos., Inc.	2,454,400	*
37,500	Lululemon Athletica, Inc.	2,338,125	*
30,000	PVH Corp.	3,204,300
45,000	Under Armour, Inc. Class A	2,304,000	*
		10,300,825
Thrifts & Mortgage Finance (1.0%)
85,500	Ocwen Financial Corp.	3,242,160	*

Trading Companies & Distributors (2.2%)
95,000	Fastenal Co.	4,878,250
47,500	United Rentals, Inc.	2,611,075	*
		7,489,325
Wireless Telecommunication Services (3.4%)
65,000	Crown Castle International Corp.	4,526,600	*
100,000	SBA Communications Corp. Class A	7,202,000	*
		11,728,600
Total Common Stocks (Cost $215,460,380)		337,257,624

Short-Term Investments (0.4%)
1,203,015	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,203,015)	1,203,015

Total Investments (99.6%) (Cost $216,663,395)		338,460,639	##

Cash, receivables and other assets, less liabilities (0.4%)		1,396,827

Total Net Assets (100.0%)		$339,857,466

See Notes to Schedule of Investments

MARCH 28, 2013 Schedule of Investments Mid Cap Intrinsic Value Portfolio (Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (95.7%)

Aerospace & Defense (5.9%)
40,050	General Dynamics Corp.	2,823,926
51,400	Rockwell Collins, Inc.	3,244,368
95,600	Spirit Aerosystems Holdings, Inc. Class A	1,815,444	*
		7,883,738
Auto Components (1.2%)
30,300	Lear Corp.	1,662,561

Capital Markets (2.6%)
60,200	State Street Corp.	3,557,218

Chemicals (2.3%)
12,800	Agrium, Inc.	1,248,000
24,900	Ashland, Inc.	1,850,070
		3,098,070
Commercial Banks (6.0%)
76,900	BankUnited, Inc.	1,970,178
52,800	BB&T Corp.	1,657,392
53,400	Comerica, Inc.	1,919,730
335,200	Huntington Bancshares, Inc.	2,477,128
		8,024,428
Commercial Services & Supplies (9.6%)
61,050	Avery Dennison Corp.	2,629,423
87,800	Brink`s Co.	2,481,228
139,500	Covanta Holding Corp.	2,810,925
93,100	Republic Services, Inc.	3,072,300
58,800	Tyco International Ltd.	1,881,600
		12,875,476
Construction & Engineering (2.3%)
94,400	KBR, Inc.	3,028,352

Electric Utilities (3.5%)
134,100	NV Energy, Inc.	2,686,023
35,800	Pinnacle West Capital Corp.	2,072,462
		4,758,485
Electronic Equipment, Instruments & Components (3.3%)
73,700	Dolby Laboratories, Inc. Class A	2,473,372
294,300	Flextronics International Ltd.	1,989,468	*
		4,462,840
Energy Equipment & Services (1.9%)
38,300	Cameron International Corp.	2,497,160	*

Food & Staples Retailing (6.2%)
60,900	CVS Caremark Corp.	3,348,891
186,550	Safeway, Inc.	4,915,593
		8,264,484
Health Care Equipment & Supplies (4.6%)
49,800	Covidien PLC	3,378,432
37,500	Zimmer Holdings, Inc.	2,820,750
		6,199,182
Health Care Providers & Services (5.1%)
61,300	Cardinal Health, Inc.	2,551,306
26,800	Humana, Inc.	1,852,148
60,100	Omnicare, Inc.	2,447,272
		6,850,726

Health Care Technology (0.1%)
6,700	Allscripts Healthcare Solutions, Inc.	91,053	*

Independent Power Producers & Energy Traders (1.6%)
169,400	AES Corp.	2,129,358

IT Services (7.6%)
80,300	Amdocs Ltd.	2,910,875
72,600	Fidelity National Information Services, Inc.	2,876,412
97,400	VeriFone Systems, Inc.	2,014,232	*
160,300	Western Union Co.	2,410,912
		10,212,431

Machinery (2.3%)
108,300	ITT Corp.	3,078,969

Media (1.1%)
95,300	Cablevision Systems Corp. Class A	1,425,688

Multi-Utilities (3.5%)
114,000	CenterPoint Energy, Inc.	2,731,440
24,650	Sempra Energy	1,970,521
		4,701,961

Multiline Retail (1.7%)
48,900	Kohl's Corp.	2,255,757

Oil, Gas & Consumable Fuels (3.5%)
47,500	Devon Energy Corp.	2,679,950
16,638	Energy Transfer Partners L.P.	843,380
33,400	Southwestern Energy Co.	1,244,484	*
		4,767,814

Pharmaceuticals (2.0%)
81,600	Hospira, Inc.	2,678,928	*

Real Estate Investment Trusts (2.9%)
53,000	Corrections Corporation of America	2,070,710
67,500	Starwood Property Trust, Inc.	1,873,800
		3,944,510

Software (6.8%)
48,000	BMC Software, Inc.	2,223,840	*
141,800	Nuance Communications, Inc.	2,861,524	*
163,200	Symantec Corp.	4,027,776	*
		9,113,140

Specialty Retail (6.1%)
152,800	Best Buy Co., Inc.	3,384,520
105,300	Express, Inc.	1,875,393	*
213,400	Staples, Inc.	2,865,962
		8,125,875

Thrifts & Mortgage Finance (2.0%)
195,900	People's United Financial, Inc.	2,632,896

Total Common Stocks (Cost $105,376,529)		128,321,100

Short-Term Investments (3.8%)
5,171,374	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,171,374)	5,171,374

Total Investments (99.5%) (Cost $110,547,903)		133,492,474	##

Cash, receivables and other assets, less liabilities (0.5%)		633,051

Total Net Assets (100.0%)		$134,125,525

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.4%)
5,875,000	U.S. Treasury Notes, 0.38%, due 3/15/16	5,879,115
3,635,000	U.S. Treasury Notes, 2.13%, due 11/30/14	3,748,878
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $9,696,995)	9,627,993

Mortgage-Backed Securities (31.3%)

Adjustable Jumbo Balance (0.9%)
2,132,847	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.70%, due 12/25/34	2,130,281	µ

Adjustable Mixed Balance (2.8%)
2,678,683	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.83%, due 9/20/36	1,776,837	µ
1,822,086	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.86%, due 5/25/34	1,774,411	µ
2,381,613	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	2,174,694	µ
430,282	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.33%, due 6/19/34	424,808	µ
		6,150,750

Commercial Mortgage-Backed (16.4%)
1,794,287	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	1,794,223
552,743	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.74%, due 3/15/49	579,563	µ
458,739	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	469,197	µ
4,650,000	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	4,679,555
2,000,000	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.80%, due 6/15/38	2,238,334	µ
1,986,456	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	2,032,290
3,679,750	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	3,733,054	ñ
4,225,000	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.45%, due 7/15/37	4,298,760	µ
2,154,238	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	2,206,560	ñ
4,068,133	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	4,161,574
7,250,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	7,329,112
282,107	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.30%, due 12/15/44	282,116	µ
2,357,853	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	2,409,185	ñ
		36,213,523

Mortgage-Backed Non-Agency (2.0%)
896,634	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	962,056	ñ
2,627,857	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,837,441	ñ
515,182	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	549,955	ñ
		4,349,452

Fannie Mae (5.2%)
705,969	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.42%, due 9/26/33	696,331	µ
5,378,710	Pass-Through Certificates, 3.00%, due 9/1/27	5,664,117
4,641,538	Pass-Through Certificates, 4.50%, due 5/1/41	5,014,775
		11,375,223

Freddie Mac (4.0%)
8,511	Pass-Through Certificates, 10.00%, due 4/1/20	8,541
4,376,021	Pass-Through Certificates, 3.00%, due 1/1/27	4,593,351
3,887,205	Pass-Through Certificates, 4.50%, due 11/1/39	4,158,540
		8,760,432

	Total Mortgage-Backed Securities (Cost $70,188,901)	68,979,661

Corporate Debt Securities (44.0%)

Aerospace & Defense (0.2%)
445,000	United Technologies Corp., Senior Unsecured Notes, 1.20%, due 6/1/15	451,243

Auto Manufacturers (1.0%)
2,215,000	Daimler Finance N.A. LLC, Guaranteed Notes, 1.65%, due 4/10/15	2,241,219	ñ

Banks (13.3%)
980,000	American Express Centurion Bank, Guaranteed Notes, 0.88%, due 11/13/15	979,974
1,110,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	1,177,472
3,130,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	3,216,441
1,540,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 10/15/13	1,577,742
1,280,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	1,291,721
6,300,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.88%, due 3/20/15	6,419,794
2,975,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	3,135,641
480,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	483,738
1,445,000	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	1,440,473
4,875,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	4,955,550
1,905,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	1,924,561
2,780,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	2,801,028
		29,404,135
Beverages (2.1%)
4,295,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	4,298,062
280,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	280,028	ñ
		4,578,090
Commercial Services (0.9%)
1,760,000	ERAC USA Finance LLC, Guaranteed Notes, 2.25%, due 1/10/14	1,780,671	ñ
305,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	306,775	ñ
		2,087,446
Computers (2.9%)
1,300,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	1,325,488
5,050,000	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	5,090,329
		6,415,817
Diversified Financial Services (8.6%)
2,400,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	2,410,450
1,900,000	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	1,906,806	ñ
2,165,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.65%, due 4/1/14	2,191,484
875,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	885,199
3,850,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	4,079,337
2,145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	2,145,927
1,405,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	1,409,882	ñ
1,900,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	1,911,111
1,980,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	1,996,719
		18,936,915

Food (0.3%)
660,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	670,169

Insurance (0.6%)
1,310,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	1,321,879

Internet (0.6%)
1,310,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	1,308,419

Media (4.5%)
3,250,000	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	3,438,026
3,430,000	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	3,477,505
2,810,000	Time Warner Cable, Inc., Guaranteed Notes, 3.50%, due 2/1/15	2,938,251
		9,853,782

Mining (0.6%)
1,280,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	1,294,128

Oil & Gas (0.3%)
615,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	613,500

Pharmaceuticals (3.7%)
3,420,000	AbbVie, Inc., Guaranteed Notes, 1.20%, due 11/6/15	3,446,570	ñ
1,555,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	1,588,551
500,000	McKesson Corp., Senior Unsecured Notes, 0.95%, due 12/4/15	501,368
2,250,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	2,359,681
240,000	Zoetis, Inc., Senior Unsecured Notes, 1.15%, due 2/1/16	240,639	ñ
		8,136,809

Pipelines (0.8%)
815,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	820,960
875,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	878,805
		1,699,765

Retail (1.4%)
3,100,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	3,207,049

Telecommunications (2.2%)
2,135,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	2,139,289
370,000	AT&T, Inc., Senior Unsecured Notes, 0.90%, due 2/12/16	369,749
2,275,000	Verizon Communications, Inc., Senior Unsecured Notes, 0.70%, due 11/2/15	2,263,648
		4,772,686

	Total Corporate Debt Securities (Cost $95,986,480)	96,993,051

Asset-Backed Securities (17.1%)
777,426	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	778,278
1,286,952	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	1,290,226
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.44%, due 5/15/20	6,812,531	µ
2,835,970	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	2,840,618
3,321,383	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	3,330,669
3,875,000	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	3,875,992
1,395,473	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	1,398,243
5,375,000	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	5,376,381
3,257,744	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.45%, due 1/25/21	3,255,714	µ
5,259,076	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.38%, due 4/25/23	5,253,644	µ
3,933,415	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.37%, due 6/25/36	3,440,208	µ
	Total Asset-Backed Securities (Cost $38,047,548)	37,652,504

Short-Term Investments (3.1%)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (1.8%)
4,000,000	U.S. Treasury Bills, 0.07%, due 8/1/13	3,998,916	a

NUMBER OF SHARES

Money Market Fund (1.3%)
2,980,306	State Street Institutional Liquid Reserves Fund Institutional Class	2,980,306
	Total Short-Term Investments (Cost $6,978,869)	6,979,222

	Total Investments (99.9%) (Cost $220,898,793)	220,232,431	##

	Cash, receivables and other assets, less liabilities (0.1%)	113,208

	Total Net Assets (100.0%)	$220,345,639

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments Small Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (88.7%)

Aerospace & Defense (3.1%)
13,400	DigitalGlobe, Inc.	387,394	*
3,700	HEICO Corp.	160,617
		548,011

Air Freight & Logistics (1.2%)
9,700	Echo Global Logistics, Inc.	214,564	*

Biotechnology (2.6%)
10,600	Alkermes PLC	251,326	*
5,300	Cepheid, Inc.	203,361	*
		454,687

Capital Markets (1.3%)
22,200	WisdomTree Investments, Inc.	230,880	*

Chemicals (2.1%)
6,300	American Vanguard Corp.	192,402
3,900	Innospec, Inc.	172,692
		365,094

Commercial Banks (1.6%)
5,500	SCBT Financial Corp.	277,200

Commercial Services & Supplies (4.4%)
8,400	Healthcare Services Group, Inc.	215,292
20,900	InnerWorkings, Inc.	316,426	*
7,450	Tetra Tech, Inc.	227,151	*
		758,869

Communications Equipment (2.5%)
9,000	Aruba Networks, Inc.	222,660	*
10,100	Ixia	218,564	*
		441,224

Construction Materials (1.6%)
10,600	Caesar Stone Sdot Yam Ltd.	279,840	*

Diversified Financial Services (1.4%)
10,300	Marlin Business Services Corp.	238,857

Energy Equipment & Services (2.4%)
2,600	Bristow Group, Inc.	171,444
8,400	Forum Energy Technologies, Inc.	241,584	*
		413,028

Food & Staples Retailing (2.5%)
7,800	Natural Grocers by Vitamin Cottage, Inc.	175,890	*
3,400	PriceSmart, Inc.	264,622
		440,512

Health Care Equipment & Supplies (5.9%)
13,900	DexCom, Inc.	232,408	*
14,900	Endologix, Inc.	240,635	*
3,200	ICU Medical, Inc.	188,640	*
7,000	Insulet Corp.	181,020	*
7,800	Quidel Corp.	185,250	*
		1,027,953

Health Care Providers & Services (4.6%)
9,100	Acadia Healthcare Co., Inc.	267,449	*
5,500	Air Methods Corp.	265,320
1,300	MWI Veterinary Supply, Inc.	171,938	*
6,600	Vanguard Health Systems, Inc.	98,142	*
		802,849

Health Care Technology (1.1%)
2,000	athenahealth, Inc.	194,080	*

Internet & Catalog Retail (2.5%)
7,100	HomeAway, Inc.	230,750	*
37,000	Orbitz Worldwide, Inc.	211,270	*
		442,020

Internet Software & Services (3.2%)
8,400	Cornerstone OnDemand, Inc.	286,440	*
2,400	CoStar Group, Inc.	262,704	*
		549,144

IT Services (3.8%)
10,900	EPAM Systems, Inc.	253,207	*
9,900	InterXion Holding NV	239,778	*
2,200	MAXIMUS, Inc.	175,934
		668,919

Leisure Equipment & Products (1.2%)
6,100	Brunswick Corp.	208,742

Life Sciences Tools & Services (2.5%)
18,700	Albany Molecular Research, Inc.	196,537	*
7,200	ICON PLC	232,488	*
		429,025

Machinery (3.1%)
14,800	Manitowoc Co., Inc.	304,288
7,500	TriMas Corp.	243,525	*
		547,813

Media (1.2%)
8,900	Lions Gate Entertainment Corp.	211,553	*

Oil, Gas & Consumable Fuels (3.8%)
6,100	Bonanza Creek Energy, Inc.	235,887	*
21,800	Kodiak Oil & Gas Corp.	198,162	*
5,900	Oasis Petroleum, Inc.	224,613	*
		658,662

Pharmaceuticals (1.4%)
7,500	Medicines Co.	250,650	*

Real Estate Management & Development (1.0%)
1,700	Jones Lang LaSalle, Inc.	168,997

Road & Rail (1.0%)
4,450	Old Dominion Freight Line, Inc.	169,990	*

Semiconductors & Semiconductor Equipment (2.2%)
5,300	Cavium, Inc.	205,693	*
31,100	Lattice Semiconductor Corp.	169,495	*
		375,188

Software (11.1%)
19,900	Accelrys, Inc.	194,224	*
7,200	Aspen Technology, Inc.	232,488	*
6,250	Bottomline Technologies, Inc.	178,187	*
3,000	CommVault Systems, Inc.	245,940	*
3,200	NetSuite, Inc.	256,192	*
11,900	QLIK Technologies, Inc.	307,377	*
3,800	Tyler Technologies, Inc.	232,788	*
2,800	Ultimate Software Group, Inc.	291,648	*
		1,938,844

Specialty Retail (5.8%)
4,100	Cabela's, Inc.	249,198	*
18,000	MarineMax, Inc.	244,620	*
11,400	Tile Shop Holdings, Inc.	239,514	*
2,700	Tractor Supply Co.	281,151
		1,014,483

Textiles, Apparel & Luxury Goods (5.4%)
40,700	Fifth & Pacific Cos., Inc.	768,416	*
8,400	Tumi Holdings, Inc.	175,896	*
		944,312

Trading Companies & Distributors (1.2%)
10,600	H&E Equipment Services, Inc.	216,240

Total Common Stocks (Cost $13,328,360)		15,482,230

Short-Term Investments (2.0%)
347,529	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $347,529)	347,529

Total Investments (90.7%) (Cost $13,675,889)		15,829,759	##

Cash, receivables and other assets, less liabilities (9.3%)		1,616,345

Total Net Assets (100.0%)		$17,446,104

See Notes to Schedule of Investments

MARCH 28, 2013

Schedule of Investments Socially Responsive Portfolio
(Unaudited)

NUMBER OF SHARES	VALUE($)†
Common Stocks (97.0%)

Auto Components (2.0%)
65,055	BorgWarner, Inc.	5,031,354	*

Biotechnology (1.1%)
15,200	Biogen Idec, Inc.	2,932,232	*

Capital Markets (4.1%)
20,550	BlackRock, Inc.	5,278,884
154,740	Lazard Ltd. Class A	5,281,276
		10,560,160
Chemicals (1.8%)
57,810	Ecolab, Inc.	4,635,206

Commercial Services & Supplies (1.6%)
144,160	Herman Miller, Inc.	3,988,907

Consumer Finance (4.2%)
157,624	American Express Co.	10,633,315

Diversified Financial Services (5.3%)
75,142	CME Group, Inc.	4,612,967
54,724	IntercontinentalExchange, Inc.	8,923,843	*
		13,536,810
Electronic Equipment, Instruments & Components (2.7%)
208,225	National Instruments Corp.	6,819,369

Energy Equipment & Services (2.7%)
104,300	Cameron International Corp.	6,800,360	*

Food Products (7.8%)
64,595	J.M. Smucker Co.	6,405,240
64,005	McCormick & Co., Inc.	4,707,568
210,665	Unilever NV	8,637,265
		19,750,073
Health Care Equipment & Supplies (5.9%)
78,010	Becton, Dickinson & Co.	7,458,536
110,533	Covidien PLC	7,498,559
		14,957,095
Household Durables (3.7%)
363,168	Newell Rubbermaid, Inc.	9,478,685

Household Products (3.2%)
107,410	Procter & Gamble Co.	8,277,015

Industrial Conglomerates (7.8%)
70,650	3M Co.	7,510,801
200,167	Danaher Corp.	12,440,379
		19,951,180
Industrial Gases (1.8%)
41,505	Praxair, Inc.	4,629,468

Insurance (4.0%)
399,458	Progressive Corp.	10,094,304

Internet Software & Services (2.9%)
9,407	Google, Inc. Class A	7,469,440	*

IT Services (1.4%)
6,403	MasterCard, Inc. Class A	3,464,855

Machinery (1.8%)
68,925	Pall Corp.	4,712,402

Media (2.6%)
103,170	Scripps Networks Interactive, Inc. Class A	6,637,958

Multiline Retail (1.9%)
69,900	Target Corp.	4,784,655

Oil, Gas & Consumable Fuels (7.1%)
475,230	BG Group PLC	8,152,374
35,625	Cimarex Energy Co.	2,687,550
61,689	Noble Energy, Inc.	7,134,950
		17,974,874
Pharmaceuticals (2.9%)
31,357	Roche Holding AG	7,300,007

Road & Rail (1.8%)
63,225	J.B. Hunt Transport Services, Inc.	4,708,998

Semiconductors & Semiconductor Equipment (9.7%)
337,880	Altera Corp.	11,984,604
356,309	Texas Instruments, Inc.	12,641,843
		24,626,447
Specialty Chemicals (0.7%)
49,425	Novozymes A/S B Shares	1,678,292

Specialty Retail (2.7%)
66,081	O'Reilly Automotive, Inc.	6,776,607	*

Trading Companies & Distributors (1.8%)
20,740	W.W. Grainger, Inc.	4,666,085

Total Common Stocks (Cost $181,724,666)		246,876,153

Short-Term Investments (3.7%)
9,290,100	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $9,290,100)	9,290,100

Principal Amount

Certificates of Deposit (0.1%)
$100,000	Self Help Credit Union, 0.50%, due 4/24/13	100,000
100,000	Self Help Credit Union, 0.50%, due 4/29/13	100,000

Total Certificates of Deposit (Cost $200,000)		200,000	#

Total Investments (100.8%) (Cost $191,214,766)		256,366,253	##

Liabilities, less cash, receivables and other assets [(0.8%)]		(1,934,353)

Total Net Assets (100.0%)		$254,431,900

See Notes to Schedule of Investments

March 28, 2013 (UNAUDITED)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Equity Portfolio (“International Equity”), Neuberger Berman Large Cap Value Portfolio (“Large Cap Value”), Neuberger Berman Mid Cap Growth Portfolio (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”), Neuberger Berman Small Cap Growth Portfolio (“Small Cap Growth”), and Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of Deposit are valued at amortized cost. Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (ADRs) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of March 28, 2013:

Asset Valuation Inputs
Balanced	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks^	$9,108,227	$-	$-	$9,108,227
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	1,492,565	-	1,492,565
Mortgage-Backed Securities^	-	1,243,042	-	1,243,042
Corporate Debt Securities^	-	2,196,658	-	2,196,658
Asset-Backed Securities	-	769,057	-	769,057
Short-Term Investments	-	142,736	-	142,736
Total Investments	9,108,227	5,844,058	-	14,952,285
Growth
Investments:
Common Stocks^	7,406,358	-	-	7,406,358
Short-Term Investments	-	91,725	-	91,725
Total Investments	7,406,358	91,725	-	7,498,083
Guardian
Investments:
Common Stocks^	87,843,297	-	-	87,843,297
Short-Term Investments	-	1,615,675	-	1,615,675
Total Investments	87,843,297	1,615,675	-	89,458,972
International Equity
Investments:
Common Stocks^	19,689,997	-	-	19,689,997
Exchange Traded Funds	247,800	-	-	247,800
Short-Term Investments	-	295,076	-	295,076

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Investments	19,937,797	295,076	-	20,232,873
Large Cap Value
Investments:
Common Stocks^	59,426,757	-	-	59,426,757
Short-Term Investments	-	6,160,273	-	6,160,273
Total Investments	59,426,757	6,160,273	-	65,587,030
Mid Cap Growth
Investments:
Common Stocks^	337,257,624	-	-	337,257,624
Short-Term Investments	-	1,203,015	-	1,203,015
Total Investments	337,257,624	1,203,015	-	338,460,639
Mid Cap Intrinsic Value
Investments:
Common Stocks^	128,321,100	-	-	128,321,100
Short-Term Investments	-	5,171,374	-	5,171,374
Total Investments	128,321,100	5,171,374	-	133,492,474
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	9,627,993	-	9,627,993
Mortgage-Backed Securities^	-	68,979,661	-	68,979,661
Corporate Debt Securities^	-	96,993,051	-	96,993,051
Asset-Backed Securities	-	37,652,504	-	37,652,504
Short-Term Investments^	-	6,979,222	-	6,979,222
Total Investments	-	220,232,431	-	220,232,431
Small Cap Growth
Investments:
Common Stocks^	15,482,230	-	-	15,482,230
Short-Term Investments	-	347,529	-	347,529
Total Investments	15,482,230	347,529	-	15,829,759
Socially Responsive
Investments:
Common Stocks^	246,876,153	-	-	246,876,153
Short-Term Investments	-	9,290,100	-	9,290,100
Certificates of Deposit	-	200,000	-	200,000
Total Investments	246,876,153	9,490,100	-	256,366,253

^ The Schedule of Investments (and Summary Schedule of Investments by Industry for International Equity) provides information on the industry and/or country categorization for the portfolio.

As of the period ending March 28, 2013, certain foreign equity securities were transferred from Level 2 to Level 1 as a result of the Funds’ procedures for valuing securities, as stated in the description of the valuation methods of foreign equity securities above.  Based on beginning of period market values as of December 31, 2012, $5,453,767, $14,803,081 and $15,246,658 was transferred from Level 2 to Level 1 for Guardian, International Equity and Socially Responsive, respectively.  As of the period ending March 28, 2013, the Funds had no transfers into or out of Level 3.

#	At cost, which approximates market value.
##	At March 28, 2013, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$11,736,984	$3,316,202	$100,901	$3,215,301
Growth	4,676,492	2,863,215	41,624	2,821,591
Guardian	61,202,699	28,256,273	-	28,256,273
International Equity	17,289,885	3,466,707	523,719	2,942,988
Large Cap Value	57,011,256	8,890,974	315,200	8,575,774
Mid Cap Growth	217,030,203	123,311,164	1,880,728	121,430,436

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Mid Cap Intrinsic Value	110,574,010	24,681,106	1,762,642	22,918,464
Short Duration Bond	222,094,431	1,246,182	3,108,182	(1,862,000)
Small Cap Growth	13,702,595	2,157,138	29,974	2,127,164
Socially Responsive	191,604,504	64,761,749	-	64,761,749

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At March 28, 2013, these securities amounted to $468,321 or 3.1% of net assets for Balanced and $ 24,310,841 or 11.0% of net assets for Short Duration Bond.

a	Interest rate represents discount rate at time of purchase, not coupon rate.

b	Effective May 1, 2013. Formerly International Portfolio through April 30, 2013.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of March 28, 2013, and their final maturities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:  /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: May 28, 2013

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: May 28, 2013